Expense Example (Invesco Moderate Growth Allocation Fund, Class Institutional, Invesco Moderate Growth Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Moderate Growth Allocation Fund | Class Institutional, Invesco Moderate Growth Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 88
3 Years	292
5 Years	512
10 Years	$ 1,147